Collaboration and License Agreements (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2020	Feb. 05, 2018	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2003
Other income						$ 368,750
Upfront payment	$ 250,000				$ 3,000,000
Revenue recognized					0
Deferred revenue			$ 650,000	$ 650,000	1,500,000
Amount due					1,500,000
Fixed consideration					3,000,000
RX-3117 License [Member]
Upfront payment					2,500,000
RX-3117 Material [Member]
Upfront payment					$ 500,000
Revenue recognized				900,000
RX-0201 [Member]
Other income		$ 368,750
Research and development period					20 years
Reduction of research and development expenses						$ 6,250
Research and development arrangement, one-time fee							$ 1,500,000
Licensing revenue agreement		$ 5,000,000
Percentage of licensing revenue		50.00%
RX-0047 [Member]
Milestone payment	$ 33,000,000
BioSense Global LLC [Member]
Upfront payment				1,650,000
Amount received from upfront payment				1,550,000
Deferred revenue			650,000	650,000
Amount due			100,000	100,000
Milestone payment			84,500,000	84,500,000
BioSense Global LLC [Member] | RX-3117 License [Member]
Upfront payment				750,000
Revenue recognized				0
BioSense Global LLC [Member] | RX-3117 Material [Member]
Revenue recognized			0	900,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member]
Upfront payment				250,000
Revenue recognized			0	250,000
Fixed consideration				250,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member] | RX-0201 [Member]
Milestone payment			63,000,000	63,000,000
Zhejiang HaiChang Biotechnology Co., Ltd. [Member] | RX-0047 [Member]
Milestone payment			$ 33,000,000	$ 33,000,000
China [Member]
Milestone payment					$ 126,000,000
Republic of Singapore, China, Hong Kong, Macau and Taiwan [Member]
Milestone payment					$ 100,000,000